Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Share-based Payments Disclosure Of Detailed Information About Options, Valuation Assumptions 1	$ 0.08
Share-based Payments Disclosure Of Detailed Information About Options, Valuation Assumptions 2	0.06
Share-based Payments Disclosure Of Detailed Information About Options, Valuation Assumptions 3	$ 0.09
Share-based Payments Disclosure Of Detailed Information About Options, Valuation Assumptions 4	0.60%
Share-based Payments Disclosure Of Detailed Information About Options, Valuation Assumptions 5	0.60%
Share-based Payments Disclosure Of Detailed Information About Options, Valuation Assumptions 6	0.48%
Share-based Payments Disclosure Of Detailed Information About Options, Valuation Assumptions 7	85.00%
Share-based Payments Disclosure Of Detailed Information About Options, Valuation Assumptions 8	141.00%
Share-based Payments Disclosure Of Detailed Information About Options, Valuation Assumptions 9	143.00%
Share-based Payments Disclosure Of Detailed Information About Options, Valuation Assumptions 10	5
Share-based Payments Disclosure Of Detailed Information About Options, Valuation Assumptions 11	5
Share-based Payments Disclosure Of Detailed Information About Options, Valuation Assumptions 12	5
Share-based Payments Disclosure Of Detailed Information About Options, Valuation Assumptions 13	0.00%
Share-based Payments Disclosure Of Detailed Information About Options, Valuation Assumptions 14	0.00%
Share-based Payments Disclosure Of Detailed Information About Options, Valuation Assumptions 15	0.00%
Share-based Payments Disclosure Of Detailed Information About Options, Valuation Assumptions 16	0.00%
Share-based Payments Disclosure Of Detailed Information About Options, Valuation Assumptions 17	0.00%
Share-based Payments Disclosure Of Detailed Information About Options, Valuation Assumptions 18	0.00%